Equity - Weighted average issue prices (Details) - € / shares	Dec. 31, 2025	Dec. 31, 2024	Nov. 04, 2024	Dec. 31, 2023	Oct. 10, 2023	Jun. 28, 2022	Jan. 01, 2022
Common shares
Equity
Outstanding, Weighted average issue price (in Euro per share)	€ 0.05	€ 0.05		€ 0.05			€ 0.05
Preferred A shares
Equity
Outstanding, Weighted average issue price (in Euro per share)	82.49	82.49		82.49
Preferred B shares
Equity
Outstanding, Weighted average issue price (in Euro per share)						€ 208.5	€ 208.5
Preferred C shares
Equity
Outstanding, Weighted average issue price (in Euro per share)					€ 208.5
Preferred Shares B and C [Member]
Equity
Outstanding, Weighted average issue price (in Euro per share)	208.5	208.5		€ 208.5
Preferred D shares
Equity
Outstanding, Weighted average issue price (in Euro per share)	€ 239.78	€ 239.78	€ 239.78